Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000171428 | AssetCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000171428 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000171428 | AssetFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000171428 | AssetAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171428 | AssetOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000171428 | AssetOther Notes
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206723 | AssetCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000206723 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000206723 | AssetFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000206723 | AssetAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000206723 | AssetOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000206723 | AssetOther Notes
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000206723 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026831 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000026831 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026831 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026831 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026831 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000026831 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026831 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000026831 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000026831 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000026831 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	9.10%